Stockholders' Equity (Dividends Declared) (Narrative) (Details) (USD $)	0 Months Ended				3 Months Ended			9 Months Ended		0 Months Ended	3 Months Ended
	Jun. 14, 2013	Apr. 25, 2013	Mar. 15, 2013	Jan. 25, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Class A Preferred Stock [Member]	Jun. 30, 2013 Class A Preferred Stock [Member]	Dec. 31, 2012 Class A Preferred Stock [Member]
Dividends Payable [Line Items]
Dividends declared per common share				$ 0.0855	$ 0.095	$ 0.1575	$ 0.0855	$ 0.3375
Dividends payable					$ 1,240,036			$ 1,240,036	$ 138,066
Distributions to shareholders	1,800,000	400,000	500,000					3,270,705
Preffered dividends										$ 100,000	$ 300,000	$ 300,000